CURRENT EXPECTED CREDIT LOSSES, Risk Rating by Year of Origination (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Risk Rating by Year of Origination [Abstract]
2021	$ 113,407,305	$ 35,185,294
2022	42,528,931
Total	155,936,236	35,185,294
Very Low Risk [Member]
Risk Rating by Year of Origination [Abstract]
2021	0	0
2022	0
Total	0	0
Low Risk [Member]
Risk Rating by Year of Origination [Abstract]
2021	14,532,857	9,816,327
2022	0
Total	14,532,857	9,816,327
Medium Risk [Member]
Risk Rating by Year of Origination [Abstract]
2021	88,990,322	22,020,704
2022	42,528,931
Total	131,519,253	22,020,704
High Risk/ Potential for Loss [Member]
Risk Rating by Year of Origination [Abstract]
2021	9,884,126	3,348,263
2022	0
Total	9,884,126	3,348,263
Impaired/Loss Likely [Member]
Risk Rating by Year of Origination [Abstract]
2021	0	0
2022	0
Total	$ 0	$ 0